RISK MANAGEMENT (Details 17) - Level 3 of fair value hierarchy [member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Interest and similar income	R$ 39,235	R$ 14,190
Net trading gains/(losses) realized and unrealized	303,166	433,645
Total	342,401	447,835
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Interest and similar income	12,312	17,960
Net trading gains/(losses) realized and unrealized	105,673	175,306
Total	117,985	193,266
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Interest and similar income	26,923	(3,770)
Net trading gains/(losses) realized and unrealized	197,493	258,339
Total	R$ 224,416	R$ 254,569